Consolidated Statements of Changes in Convertible Preferred Stock, Redeemable Common Stock and Stockholders' Equity (Deficit) - USD ($)	Total	IPO	Private Placement	Warrants issued in conjunction with series A preferred stock	Issued to placement agents	Issued for services	Issued in connection with IPO	Series A Preferred Stock	Series Seed Preferred Stock	Redeemable Common Stock	Common stock	Common stock IPO	Common stock Private Placement	Common stock Issued in connection with IPO	Additional Paid-in Capital	Additional Paid-in Capital IPO	Additional Paid-in Capital Private Placement	Additional Paid-in Capital Warrants issued in conjunction with series A preferred stock	Additional Paid-in Capital Issued to placement agents	Additional Paid-in Capital Issued for services	Additional Paid-in Capital Issued in connection with IPO	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2019								0	0	16,666
Beginning balance at Dec. 31, 2019								$ 0	$ 0	$ 126,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Temporary equity new shares issued (in shares)								132,537	8,771
Temporary equity new shares issued								$ 950,000	$ 50,000
Conversion of convertible securities (in shares)								78,178	2,615,553
Conversion of convertible securities								$ 529,902	$ 6,291,288
Fair value of warrants issued in conjunction with the Series A preferred stock								$ (78,967)
Change in fair value of redeemable common stock to redemption value										$ (97,000)
Ending balance (in shares) at Dec. 31, 2020								210,715	2,624,324	16,666
Ending balance at Dec. 31, 2020	$ 7,771,223							$ 1,400,935	$ 6,341,288	$ 29,000
Beginning balance (in shares) at Dec. 31, 2019											324,145
Beginning balance at Dec. 31, 2019	(23,960,756)										$ 324				$ 1,480,955							$ (25,442,035)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Fair value of warrants issued in conjunction with the Series A preferred stock				$ 78,967														$ 78,967
Share-based compensation expense, including vesting of restricted stock and issuance of common stock (in shares)											7,644
Share-based compensation expense, including vesting of restricted stock and issuance of common stock	219,245										$ 8				219,237
Change in fair value of redeemable common stock to redemption value	97,000														97,000
Net (loss) income	6,644,465																					6,644,465
Ending balance (in shares) at Dec. 31, 2020											331,789
Ending balance at Dec. 31, 2020	(16,921,079)										$ 332				1,876,159							(18,797,570)
Increase (Decrease) in Temporary Equity [Roll Forward]
Temporary equity new shares issued (in shares)								738,445
Temporary equity new shares issued								$ 4,982,835
Conversion of convertible securities (in shares)								844,824
Conversion of convertible securities								$ 5,728,793
Temporary equity, stock issued for services (in shares)								418,559
Temporary equity, stock issued for services								$ 2,837,832
Fair value of warrants issued in conjunction with the Series A preferred stock								(265,593)
Fair value of warrants issued as placement agent fees								$ (43,797)
Change in fair value of redeemable common stock to redemption value										$ 53,330
Conversion of convertible preferred shares and redeemable common shares upon initial public offering (in shares)								(2,212,543)	(2,624,324)	(16,666)
Conversion of convertible preferred shares and redeemable common shares upon initial public offering								$ (14,641,005)	$ (6,341,288)	$ (82,330)
Ending balance (in shares) at Dec. 31, 2021								0	0	0
Ending balance at Dec. 31, 2021	0							$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Fair value of warrants issued in conjunction with the Series A preferred stock				$ 265,593	$ 43,797	$ 371,895												$ 265,593	$ 43,797	$ 371,895
Share-based compensation expense, including vesting of restricted stock and issuance of common stock (in shares)											20,915
Share-based compensation expense, including vesting of restricted stock and issuance of common stock	511,079										$ 21				511,058
Conversion of convertible securities (in shares)														9,816
Conversion of convertible securities	137,497						$ 0							$ 10	137,497						$ (10)
Conversion of convertible preferred shares and redeemable common shares upon initial public offering (in shares)											4,853,533
Conversion of convertible preferred shares and redeemable common shares upon initial public offering	21,064,623										$ 4,853				21,059,770
Change in fair value of redeemable common stock to redemption value	(53,330)														(53,330)
Sale of common stock in initial public offering, net of issuance costs (in shares)												5,750,000	5,000,000
Stock Issued During Period, Value, Initial Public Offering		$ 24,428,626	$ 28,880,504									$ 5,750	$ 5,000			$ 24,422,876	$ 28,875,504
Net (loss) income	(10,456,870)																					(10,456,870)
Ending balance (in shares) at Dec. 31, 2021											15,966,053
Ending balance at Dec. 31, 2021	$ 48,272,335										$ 15,966				$ 77,510,809							$ (29,254,440)